CONDENSED BALANCE SHEETS - USD ($)	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Jan. 27, 2021
Current assets:
Cash	$ 7,802		$ 343,399
Prepaid expenses - current	345,454		337,534
Total current assets	353,256		680,933
Prepaid expenses - long-term	28,562		184,812
Investments held in trust account	150,236,426		150,006,015
Total Assets	150,618,244		150,871,760
Current liabilities:
Accounts payable	72,906		85,534
Accrued expenses	2,499,367		229,733
Due to related party	398,889		49,723
Capital based tax payable	255,910		198,129
Franchise tax payable	99,228		188,237
Total current liabilities	3,326,300		751,356
Deferred underwriting commissions	5,250,000		5,250,000
Derivative warrant liabilities	2,970,000		5,610,000
Total liabilities	11,546,300		11,611,356
Commitments and Contingencies (Note 5)
Class A common stock subject to possible redemption, $0.0001 par value; 15,000,000 shares issued and outstanding at $10.00 per share at redemption as of June 30, 2022 and December 31, 2021	150,000,000		150,000,000
Stockholders' Deficit:
Preferred stock, $0.0001 par value 1,000,000 shares authorized no shares issued or outstanding as of June 30, 2022 and December 31, 2021	0		0
Additional paid-in capital	0		0
Accumulated deficit	(10,928,431)		(10,739,971)
Total stockholders' deficit	(10,928,056)	$ (14,282,318)	(10,739,596)	$ 23,431	$ 23,874	$ 0
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders' Deficit	150,618,244		150,871,760
Class A Common stock
Current liabilities:
Class A common stock subject to possible redemption, $0.0001 par value; 15,000,000 shares issued and outstanding at $10.00 per share at redemption as of June 30, 2022 and December 31, 2021	150,000,000		150,000,000
Stockholders' Deficit:
Common stock	0		0
Class B Common Stock
Stockholders' Deficit:
Common stock	$ 375		$ 375